SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of restricted shares

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of December 31, 2024	—	—
Granted	4,961,000	2.93
Vested	(471,274)	4.12
Unvested as of December 31, 2025	4,489,726	2.81

Schedule of share-based compensation expenses

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
General and administrative expenses	—	—	1,789,416
Selling and marketing expenses	—	—	128,388
Total	—	—	1,917,804